                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                               -------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          Sectoral Asset Management Inc.
                 ----------------------------------
   Address:       1000 Sherbrooke West, Suite 2120
                 ----------------------------------
                  Montreal, QC H3A 3G4 Canada
                 ----------------------------------

Form 13F File Number:  28-10673
                      -----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerome Pfund
         -------------------------------
Title:    Chief Executive Officer
         -------------------------------
Phone:    514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

           Jerome Pfund           Montreal, Quebec     February 9, 2006
     -----------------------     ------------------   ------------------
            [Signature]             [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                        --------------------

Form 13F Information Table Entry Total:      64
                                        --------------------

Form 13F Information Table Value Total:      $1,975,129
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                     Sectoral Asset Management Inc.
                       Form 13F Information Table
                 For the Period Ended December 31, 2005

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
AFFYMETRIX INC            COMMON           00826T108     57252   1199000 SH              SOLE                     0   0      1199000
ALEXION PHARM INC         COMMON           015351109     53147   2624552 SH              SOLE                127605   0      2496947
ALKERMES INC              COMMON           01642T108     18558    970600 SH              SOLE                123800   0       846800
ALLERGAN INC              COMMON           018490102      9177     85000 SH              SOLE                     0   0        85000
AMGEN INC                 COMMON           031162100    162847   2065020 SH              SOLE                 28020   0      2037000
AMYLIN PHARM INC          COMMON           032346108     91321   2287590 SH              SOLE                 89590   0      2198000
ANADYS PHARMACEUTICL      COMMON           03252Q408      4137    470085 SH              SOLE                103643   0       366442
ANDRX GROUP               COMMON           034553107      6839    415000 SH              SOLE                     0   0       415000
ARIAD PHARMACEUTICAL      COMMON           04033A100       920    157200 SH              SOLE                140700   0        16500
ASTRAZENECA               ADR              046353108      6244    128470 SH              SOLE                   470   0       128000
BARR PHARMACEUTICALS      COMMON           068306109      3364     54000 SH              SOLE                     0   0        54000
BIOGEN IDEC INC           COMMON           09062X103     70472   1556370 SH              SOLE                   370   0      1556000
BRISTOL MYERS SQUIBB      COMMON           110122108     16303    709433 SH              SOLE                185340   0       524093
CV THERAPEUTICS INC       COMMON           126667104     48994   1981160 SH              SOLE                130771   0      1850389
CELGENE CORP              COMMON           151020104    115852   1787840 SH              SOLE                 75140   0      1712700
CEPHALON INC              COMMON           156708109      8610    133000 SH              SOLE                     0   0       133000
CHIRON CORP               COMMON           170040109     14560    327635 SH              SOLE                     0   0       327635
COTHERIX INC              COMMON           22163T103     24403   2297870 SH              SOLE                284498   0      2013372
CRITICAL THERAPEUTIC      COMMON           22674T105      8559   1192095 SH              SOLE                180706   0      1011389
DOV PHARMACEUTICAL        COMMON           259858108      4108    279816 SH              SOLE                     0   0       279816
ENDO PHARM HLDGS INC      COMMON           29264F205     11267    372356 SH              SOLE                   150   0       372206
FIRST HORIZON PHARM       COMMON           32051K106      6728    390000 SH              SOLE                     0   0       390000
FOREST LABS INC           COMMON           345838106     10943    269000 SH              SOLE                     0   0       269000
GENZYME CORP              COMMON           372917104     86500   1222095 SH              SOLE                 34200   0      1187895
GILEAD SCIENCES INC       COMMON           375558103     91262   1736000 SH              SOLE                     0   0      1736000
HUMAN GENOME SCI          COMMON           444903108     26673   3116000 SH              SOLE                     0   0      3116000
ICOS CORP                 COMMON           449295104     61346   2220282 SH              SOLE                   470   0      2219812
IDENIX PHARMACEU          COMMON           45166R204     22132   1293519 SH              SOLE                   220   0      1293299
IMCLONE SYSTEMS INC       COMMON           45245W109     73445   2145000 SH              SOLE                     0   0      2145000
IMPAX LABS INC            COMMON           45256B101      1903    177863 SH              SOLE                     0   0       177863
INSPIRE PHARMACEUTIC      COMMON           457733103      2093    412000 SH              SOLE                     0   0       412000
INTERMUNE INC             COMMON           45884X103     64829   3858868 SH              SOLE                191490   0      3667378
INVITROGEN CORP           COMMON           46185R100     53810    807466 SH              SOLE                     0   0       807466
IVAX CORP                 COMMON           465823102      5746    183400 SH              SOLE                     0   0       183400
K V PHARMACEUTICAL        CLASS A          482740206      3893    189000 SH              SOLE                     0   0       189000

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ELI LILLY & CO            COMMON           532457108     17851    315441 SH              SOLE                 75650   0       239791
MGI PHARMA INC            COMMON           552880106     16748    975969 SH              SOLE                201720   0       774249
MEDAREX INC               COMMON           583916101     20175   1456701 SH              SOLE                     0   0      1456701
MEDICINES CO              COMMON           584688105     75093   4303315 SH              SOLE                150790   0      4152525
MEDIMMUNE INC             COMMON           584699102     59779   1707000 SH              SOLE                     0   0      1707000
MILLENNIUM PHARMA         COMMON           599902103     33786   3483079 SH              SOLE                     0   0      3483079
MOMENTA PHARMACEUTIC      COMMON           60877T100     16426    745277 SH              SOLE                140190   0       605087
MYLAN LABS INC            COMMON           628530107      7744    388000 SH              SOLE                     0   0       388000
NPS PHARMACEUTICALS       COMMON           62936P103     17192   1451991 SH              SOLE                     0   0      1451991
NABI BIOPHARMACEUTIC      COMMON           629519109      7738   2289440 SH              SOLE                  1340   0      2288100
NEUROCRINE BIOSCIENC      COMMON           64125C109    116099   1850773 SH              SOLE                 83030   0      1767743
NOVEN PHARMACEUTICAL      COMMON           670009109      2270    150000 SH              SOLE                     0   0       150000
OSI PHARMACEUTICALS       COMMON           671040103     61270   2185102 SH              SOLE                112110   0      2072992
OSI PHARMACEUTICALS       COMMON           671040903      4486    160000 SH    CALL      SOLE                 98700   0        61300
ONYX PHARMACEUTICALS      COMMON           683399109     93783   3256360 SH              SOLE                127660   0      3128700
OSCIENT PHARMA CORP       COMMON           68812R105       100     44214 SH              SOLE                     0   0        44214
PFIZER INC                COMMON           717081103     19794    848811 SH              SOLE                172611   0       676200
PFIZER INC                COMMON           717081953       326     14000 SH    PUT       SOLE                     0   0        14000
PHARMION CORP             COMMON           71715B409     28942   1628681 SH              SOLE                   590   0      1628091
PROGENICS PHARMACEUT      COMMON           743187106     41302   1651434 SH              SOLE                109200   0      1542234
QLT INC                   COMMON           746927102     14112   2218909 SH              SOLE                277880   0      1941029
RENOVIS INC               COMMON           759885106      1994    130350 SH              SOLE                   350   0       130000
SCHERING PLOUGH CORP      COMMON           806605101      5503    263930 SH              SOLE                   930   0       263000
SEPRACOR INC              COMMON           817315104     10010    194000 SH              SOLE                     0   0       194000
TEVA PHARMACEUTICAL       ADR              881624209     19544    454400 SH              SOLE                   400   0       454000
VERTEX PHARMACEUTICL      COMMON           92532F100     17515    633000 SH              SOLE                     0   0       633000
WATSON PHARMACEUTCLS      COMMON           942683103      4779    147000 SH              SOLE                     0   0       147000
XENOGEN CORP              COMMON           98410R108       844    268000 SH              SOLE                268000   0            0
TARO PHARM INDS LTD       ORD              M8737E108     11687    836590 SH              SOLE                180790   0       655800
Total:                                     64        1,975,129